REVENUE INFORMATION - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
REVENUE INFORMATION
Net revenues	$ 214,934,376	¥ 1,477,781,304	¥ 769,368,001	¥ 354,810,048
Electronic scooter sales
REVENUE INFORMATION
Net revenues		1,370,522,269	709,595,841	337,920,673
Accessory and Spare parts sales
REVENUE INFORMATION
Net revenues		91,373,179	49,159,080	14,920,309
Service revenues
REVENUE INFORMATION
Net revenues		¥ 15,885,856	¥ 10,613,080	¥ 1,969,066